Presentation of the Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure of adjustment for each financial statement line item affected by application IFRS 16 line items [Line Items]
Period covered by financial statements	These financial statements cover the financial year from 1 January to 31 December 2022, with comparative figures for the financial years from 1 January to 31 December 2021 and, where appropriate, from 1 January to 31 December 2020.
Date of end of reporting period	Dec. 31, 2022